Capital and reserves - Treasury shares (Details) $ / shares in Units, $ in Millions			1 Months Ended	12 Months Ended
	Jan. 07, 2020 item $ / shares shares	Aug. 27, 2018 item	Aug. 31, 2018 CNY (¥) item	Jun. 30, 2020 CNY (¥) item	Jun. 30, 2022 CNY (¥) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Jan. 31, 2020 $ / shares shares
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares					1,225,566,355			976,634,771
Ordinary shares, par value | $ / shares								$ 0.00001
Considerations received credited to additional paid-in capital				¥ 10,699,000	¥ 0		¥ 973,000
Amount authorized under share repurchase program | $						$ 200
2018 Share Award Scheme
Disclosure of classes of share capital [line items]
Number of special purpose vehicles | item		4	4	4
Considerations received credited to additional paid-in capital				¥ 8,694,000
2020 Share Award Scheme
Disclosure of classes of share capital [line items]
Ordinary shares issued | shares	111,043,373
Ordinary shares, par value | $ / shares	$ 0.00001
Number of special purpose vehicles | item	12
MINISO Guangzhou | 2018 Share Award Scheme
Disclosure of classes of share capital [line items]
Registered capital			¥ 15,863,000